Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Assets:
Cash held in the Trust Account		$ 1,500,000	$ 15,900,000
CIK0001848000_LAKESHORE ACQUISITION I CORP
Assets:
Marketable securities held in Trust Account	$ 29,144,536
Liabilities, Fair Value Disclosure [Abstract]
Fair value assets level 1 to level 2 transfers	0	0
Fair value assets level 2 to level 1 transfers	0	0
Fair value assets transferred into (out of) level 3	0	0
CIK0001848000_LAKESHORE ACQUISITION I CORP | Level 1 | Recurring | Marketable securities
Assets:
Marketable securities held in Trust Account	$ 29,144,536	$ 54,671,966